COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS (Tables)	12 Months Ended
Dec. 31, 2023
Composition Of Certain Financial Statement Items
SCHEDULE OF PROPERTY AND EQUIPMENT

The following table sets forth the components of the Company’s property and equipment as at December 31, 2023, 22 and 2021:

	December 31, 2023
	Cost	Accumulated Depreciation	Net Book Value

Computers and office equipment	$2,192	(2,192)	$-
Machinery and equipment	439,555	(118,855)	320,700
Vehicles	42,507	(42,507)	-
Total fixed assets	$484,254	(163,554)	320,700

	December 31, 2022
	Cost	Accumulated Depreciation	Net Book Value

Computers and office equipment	$2,192	(2,192)	$-
Machinery and equipment	118,855	(76,926)	41,929
Vehicles	42,507	(42,507)	-
Total fixed assets	$163,554	$(121,625)	$41,929

	December 31, 2021
	Cost	Accumulated Depreciation	Net Book Value

Computers and office equipment	$2,192	(1,042)	$1,150
Machinery and equipment	108,330	(78,076)	30,254
Vehicles	42,507	(42,507)	-
Total fixed assets	$153,029	$(121,625)	$31,404